Intangible Assets - Schedule of Changes in Goodwill (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	R 545,000,000
Balance at end of year	533,000,000	R 545,000,000
Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	526,000,000
Balance at end of year	520,000,000	526,000,000
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	2,675,000,000	2,373,000,000
Acquisitions of goodwill	0	302,000,000
Balance at end of year	2,675,000,000	2,675,000,000
Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(2,149,000,000)	(1,782,000,000)
Impairment	6,000,000	367,000,000
Balance at end of year	(2,155,000,000)	(2,149,000,000)
Bambanani | Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	224,000,000
Balance at end of year	218,000,000	224,000,000
Bambanani | Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Impairment	6,000,000	0
Moab Khotsong | Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	302,000,000
Balance at end of year	302,000,000	302,000,000
Tshepong | Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Impairment	0	326,000,000
Joel | Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Impairment	R 0	R 41,000,000